Derivative Instruments - Summary of Cross Currency Swaps (Detail) - Cross Currency Swaps Agreements [Member]	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 NOK
Derivative [Line Items]
Fair Value / Asset (Liability)	$ (137,379,000)
Maturing In January Two Thousand Seventeen [Member]
Derivative [Line Items]
Principal Amount	$ 70,946,000	NOK 420,000,000
Floating Rate Receivable Reference Rate	NIBOR
Floating Rate Receivable Reference Margin (as a percent)	5.75%	5.75%
Fixed Interest Rate Payable (as a percent)	8.84%	8.84%
Remaining Term (years)	1 year 10 months 8 days
Debt instrument, premium (as a percent)	3.00%	3.00%
Maturing In January Two Thousand Nineteen [Member]
Derivative [Line Items]
Principal Amount	$ 162,200,000	NOK 1,000,000,000
Floating Rate Receivable Reference Rate	NIBOR
Floating Rate Receivable Reference Margin (as a percent)	4.25%	4.25%
Fixed Interest Rate Payable (as a percent)	7.45%	7.45%
Remaining Term (years)	2 years 1 month 6 days
Maturing in 2017 [Member]
Derivative [Line Items]
Fair Value / Asset (Liability)	$ (25,821,000)
Maturing in 2019 [Member]
Derivative [Line Items]
Fair Value / Asset (Liability)	(55,286,000)
Maturing In December Two Thousand Eighteen [Member]
Derivative [Line Items]
Principal Amount	$ 143,536,000	NOK 800,000,000
Floating Rate Receivable Reference Rate	NIBOR
Floating Rate Receivable Reference Margin (as a percent)	5.75%	5.75%
Fixed Interest Rate Payable (as a percent)	7.58%	7.58%
Fair Value / Asset (Liability)	$ (56,272,000)
Remaining Term (years)	2 years
Debt instrument, premium (as a percent)	3.00%	3.00%
NIBOR Loan [Member] | Maturing In January Two Thousand Seventeen [Member]
Derivative [Line Items]
Principal Amount	$ 1,200,000	NOK 7,200,000
NIBOR Loan [Member] | Maturing In December Two Thousand Eighteen [Member]
Derivative [Line Items]
Principal Amount	$ 3,400,000	NOK 19,200,000